Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Long-Term Equity Investments

	December 31	December 31

(in thousands)	2025	2024

Common shares held	$407,230	$98,190

Warrants held	3,265	785

Total long-term equity investments	$410,495	$98,975
Common Shares Held

	Year Ended December 31, 2025

(in thousands)	Fair Value at Dec 31, 2024	Additions	Disposals	Fair Value Adjustment Gains 1	Fair Value at Dec 31, 2025	Realized Gain on Disposal

Streaming or royalty partners	$93,915	$37,927	$-	$250,786	$382,628	$ -

Strategic investments	4,275	8,386	-	11,941	24,602	-

Total	$98,190	$46,313	$-	$262,727	$407,230	$ -

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Year Ended December 31, 2024

(in thousands)	Fair Value at Dec 31, 2023	Additions	Disposals	Fair Value Adjustment Gains (Losses) 1	Fair Value at Dec 31, 2024	Realized (Loss) Gain on Disposal

Streaming or royalty partners	$75,481	$36,275	$(12,018)	$(5,823)	$93,915	$ (3,543)

Strategic investments	170,545	346	(177,088)	10,472	4,275	35,768

Total	$246,026	$36,621	$(189,106)	$4,649	$98,190	$ 32,225

1)	Fair Value Gains (Losses) are reflected as a component of OCI.